Statements of Changes in Shareholders' Equity (USD $) In Thousands	Total	Ordinary Shares [Member]	Additional paid-in capital [Member]	Capital notes [Member]	Cumulative stock based compensation [Member]	Treasury Stock [Member]	Accumulated Other comprehensive income (loss) [Member]	Accumulated deficit [Member]
BALANCE at Dec. 31, 2009	$ 56,014	$ 50,251	$ 691,736	$ 311,472	$ 22,569	$ (9,072)	$ (1,498)	$ (1,009,444)
BALANCE, shares at Dec. 31, 2009		13,351
Issuance of shares and warrants	58,790	11,336	47,454
Issuance of shares and warrants, shares		2,838
Conversion of convertible debentures to shares	34,444	5,661	28,783
Conversion of convertible debentures to shares, shares		1,403
Tax benefit relating to stock based compensation	212		212
Employee stock-based compensation	6,413				6,413
Exercise of options	1,129	805	324
Exercise of options, shares		197
Benefical conversion feature, Note 13E
Stock-based compensation	2,478		2,478
Other comprehensive income (loss)	669						669
Loss for the year	(42,367)							(42,367)
BALANCE at Dec. 31, 2010	117,782	68,053	770,987	311,472	28,982	(9,072)	(829)	(1,051,811)
BALANCE, shares at Dec. 31, 2010		17,789
Shares issued in consideration of acquisition of a subsidiary	22,630	5,777	16,853
Shares issued in consideration of acquisition of a subsidiary, shares		1,312
Issuance of shares and warrants	34,808	7,557	27,251
Issuance of shares and warrants, shares		1,805
Conversion of convertible debentures to shares	6,480	1,118	5,362
Conversion of convertible debentures to shares, shares		277
Tax benefit relating to stock based compensation	45		45
Employee stock-based compensation	8,107				8,107
Exercise of options	460	515	(55)
Exercise of options, shares		123
Benefical conversion feature, Note 13E
Other comprehensive income (loss)	2,921						2,921
Loss for the year	(18,530)							(18,530)
BALANCE at Dec. 31, 2011	174,703	83,020	820,443	311,472	37,089	(9,072)	2,092	(1,070,341)
BALANCE, shares at Dec. 31, 2011		21,306
Issuance of shares and warrants	5,115	796	4,319
Issuance of shares and warrants, shares		200
Employee stock-based compensation	5,737				5,737
Exercise of options	538	486	52
Exercise of options, shares		125
Benefical conversion feature, Note 13E	109,768		109,768
Capital notes		2,978	3,232	(6,210)
Capital notes, shares		767
Other comprehensive income (loss)	(5,567)						(5,567)
Loss for the year	(70,269)							(70,269)
BALANCE, NET OF TREASURY STOCK AS OF DECEMBER 31, 2012, shares		22,312
BALANCE at Dec. 31, 2012	$ 220,025	$ 87,280	$ 937,814	$ 305,262	$ 42,826	$ (9,072)	$ (3,475)	$ (1,140,610)
BALANCE, shares at Dec. 31, 2012		22,398